OTHER ACCOUNTS RECEIVABLE (Details 1) - Other accounts receivable - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Allowances, beginning	$ 0.0	$ (1.5)
Creation	(0.6)	0.0
Utilized	0.0	1.5
Allowances, ending	$ (0.6)	$ 0.0